ACCOUNTS PAYABLE (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Domestic supplier	$ 4,599,263	$ 3,458,792
Domestic Supplier [Member]
Domestic supplier	4,599,263	3,458,792
Domestic Supplier [Member] | Past Due 01-90 Days [Member]
Domestic supplier	63,553	101,319
Domestic Supplier [Member] | Past Due 91-180 Days [Member]
Domestic supplier	73,312	729,746
Domestic Supplier [Member] | Past Due 181-360 Days [Member]
Domestic supplier	117,993	482,003
Domestic Supplier [Member] | Past Due 360 Days [Member]
Domestic supplier	$ 4,344,405	$ 2,145,724